Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes
Components of Income (Loss) Before Income Taxes and Income Taxes Attributable to Continuing Operations

	Yen (millions)
	2011
	Domestic	Foreign	Total
Income before income taxes	270,001	162,200	432,201
Income taxes:
Current tax expense	75,979	49,144	125,123
Deferred tax expense (benefit)	14,511	(10,559)	3,952

	90,490	38,585	129,075

	Yen (millions)
	2010
	Domestic	Foreign	Total
Income (loss) before income taxes	(16,083)	79,663	63,580
Income taxes:
Current tax expense	60,428	27,103	87,531
Deferred tax expense (benefit)	63,493	(3,053)	60,440

	123,921	24,050	147,971

	Yen (millions)
	2009
	Domestic	Foreign	Total
Income (loss) before income taxes	(315,032)	25,161	(289,871)
Income taxes:
Current tax expense	75,612	25,669	101,281
Deferred tax expense	401,928	2,040	403,968

	477,540	27,709	505,249

Components of Income Tax Expense (Benefit) Attributable to Continuing Operations and Other Comprehensive Income (Loss), Net of Reclassification Adjustments

	Yen (millions)
	2011	2010	2009
Continuing operations:
Current tax expense	125,123	87,531	101,281
Deferred tax expense (benefit) (exclusive of the effects of other components listed below)	(4,653)	(19,350)	(187,751)
Change in valuation allowance	8,605	79,790	591,719

	129,075	147,971	505,249
Other comprehensive income (loss), net of reclassification adjustments:
Pension liability adjustments	16,119	25,738	(53,171)
Net unrealized holding gain on available-for-sale securities	(4,740)	11,692	(14,915)
Cash flow hedges	647	720	(2,323)

	12,026	38,150	(70,409)

	141,101	186,121	434,840

Reconciliations between the Combined Statutory Income Tax Rate and the Effective Income Tax Rate

	2011	2010	2009
Combined statutory income tax rate	40.6%	40.6%	(40.6)%
Equity in net loss of affiliated companies	1.9	37.1	22.7
Impairment of investments in affiliated companies	0.0	9.7	1.6
Change in excess amounts over the tax basis of investments in subsidiaries and affiliated companies	(4.2)	(0.9)	(18.3)
Adjustment on sale of investments in subsidiaries and affiliated companies	(5.6)	(0.0)	0.5
Expenses not deductible for tax purposes	3.3	35.6	5.4
Impairment of goodwill	0.4	4.6	3.4
Change in valuation allowance	2.0	125.5	204.1
Difference in statutory tax rates of foreign subsidiaries	(8.8)	(20.8)	(4.0)
Other, net	0.3	1.3	(0.5)

Effective income tax rate	29.9%	232.7%	174.3%

Schedule of Deferred Tax Assets and Liabilities

	Yen (millions)
	2011	2010
Total gross deferred tax assets:
Retirement and severance benefits	399,611	406,838
Accrued expenses	301,603	292,644
Property, plant and equipment, due to differences in depreciation	62,030	63,534
Investment in securities	49,556	68,158
Net operating loss carryforwards	295,487	273,549
Other	218,621	226,134

	1,326,908	1,330,857
Valuation allowance	(1,050,979)	(1,076,848)

	275,929	254,009
Total gross deferred tax liabilities:
Deferred profit on sale of properties	(25,547)	(27,955)
Tax purpose reserves regulated by Japanese tax laws	(6,588)	(6,961)
Other	(92,595)	(79,329)

	(124,730)	(114,245)

Net deferred tax asset	151,199	139,764

Components of Deferred Tax Assets

	Yen (millions)
	2011	2010
Prepaid expenses and other current assets	130,733	130,071
Other assets	130,862	114,113
Other current liabilities	(8,526)	(7,317)
Other liabilities	(101,870)	(97,103)

Net deferred tax asset	151,199	139,764